Commitments - Pre-PIPE Convertible Notes Offering (Details) - Pre-PIPE Convertible Notes Offering - Merger Agreement with Merger Sub and Qualtek [Member] $ / shares in Units, $ in Millions	Sep. 30, 2021 USD ($) $ / shares
Business Acquisition [Line Items]
Aggregate principal amount issuable | $	$ 44.4
Share price for conversion of notes to common stock | $ / shares	$ 8.00